Initial Public Offering	12 Months Ended
Dec. 31, 2011
Initial Public Offering [Abstract]
Initial Public Offering [Text Block]

Note 3 - Initial Public Offering

On March 24, 2011 the Company sold 4,000,000 units (“Units”) at a price of $8.00 per unit in the Offering. Each unit consists of one ordinary share in the Company and one Redeemable Ordinary Share Purchase Warrant (‘‘Warrants’’). On March 30, 2011 the Company sold an additional 106,500 Units pursuant to a partial exercise of the over-allotment option granted to the underwriters, the remainder of the over-allotment option expired unexercised. Each Warrant entitles the holder to purchase one ordinary share at a price of $5.00 commencing on the later of our completion of a Business Combination and March 24, 2012 and expiring three years from the completion of a Business Combination. The Company may redeem the Warrants at a price of $0.01 per Warrant upon 30 days notice (‘‘30-Day Redemption Period’’) while the Warrants are exercisable, only in the event that the last sale price of the ordinary shares is at least $10.50 per share for any 20 trading days within a 30 trading day period ending on the third day prior to the date on which notice of redemption (‘‘Redemption Notice’’) is given, provided that a current registration statement is in effect (and a prospectus is available for use) with respect to the ordinary shares underlying such warrants at least five business days prior to the Redemption Notice and for the entire 30-Day Redemption Period (including the date of redemption). If the Company redeems the Warrants as described above, management will have the option to require any holder that wishes to exercise his Warrant to do so on a ‘‘cashless basis.’’ In such event, the holder would pay the exercise price by surrendering his Warrants for that number of ordinary shares equal to the quotient obtained by dividing (x) the product of the number of ordinary shares underlying the Warrants, multiplied by the difference between the exercise price of the Warrants and the ‘‘fair market value’’ (defined below) by (y) the fair market value. The ‘‘fair market value’’ shall mean the average reported last sale price of the ordinary shares for the 10 trading days ending on the third trading day prior to the date on which the notice of redemption is sent to holders of Warrants. In accordance with the warrant agreement relating to the Warrants sold and issued in the Offering the Company is only required to use its best efforts to maintain the effectiveness of the registration statement covering the Warrants. The Company will not be obligated to deliver securities, and there are no contractual penalties for failure to deliver securities, if a registration statement is not effective at the time of exercise. Additionally, in the event that a registration is not effective at the time of exercise, the holder of such Warrant shall not be entitled to exercise such Warrant for cash and in no event (whether in the case of a registration statement not being effective or otherwise) will the Company be required to net cash settle the Warrant exercise. However, if the Company has not filed with the SEC a registration statement covering the ordinary shares issuable upon exercise of the Warrants and a prospectus relating to such ordinary shares by the 12-month anniversary of the consummation of the Initial Business Combination, commencing on that day, warrant holders may, until such time as there is an effective registration statement and during any period thereafter when the Company has failed to maintain an effective registration statement, exercise warrants on a cashless basis, provided that such cashless exercise is exempt from the registration requirements of the Securities Act. The Company does not believe that such an exemption is currently available.

The Company paid the underwriters in the Offering an underwriting discount of 3.5% ($1,149,820) of the gross proceeds of the Offering (including units sold in the partial exercise of the over-allotment option). The Company also issued a unit purchase option, for $100, to EarlyBirdCapital, Inc. (‘‘EBC’’) and its designees to purchase 400,000 units at an exercise price of $8.80 per unit. The units issuable upon exercise of this option are identical to the units sold in the Offering, with the exception of containing a provision for cashless exercise by EBC. The Company has accounted for the fair value of the unit purchase option, inclusive of the receipt of $100 cash payment, as an expense of the Offering resulting in a charge directly to shareholders’ equity. The Company estimates that the fair value of this unit purchase option on the date of issue was approximately $1,486,000 ($3.72 per unit) using a Black-Scholes option-pricing model. The fair value of the unit purchase option granted to the underwriter is estimated as of the date of grant using the following assumptions: (1) expected volatility of 54.1%, (2) risk-free interest rate of 2.625% and (3) expected life of 5 years. The unit purchase option may be exercised for cash or on a ‘‘cashless’’ basis, at the holder’s option (except in the case of a forced cashless exercise upon the Company’s redemption of the Warrants, as described above), such that the holder may use the appreciated value of the unit purchase option (the difference between the exercise prices of the unit purchase option and the underlying Warrants and the market price of the Units and underlying ordinary shares) to exercise the unit purchase option without the payment of any cash. The Company will have no obligation to net cash settle the exercise of the unit purchase option or the Warrants underlying the unit purchase option. The holder of the unit purchase option will not be entitled to exercise the unit purchase option or the Warrants underlying the unit purchase option unless a registration statement covering the securities underlying the unit purchase option is effective or an exemption from registration is available. If the holder is unable to exercise the unit purchase option or underlying Warrants, the unit purchase option or Warrants, as applicable, will expire worthless.